Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Deferred Dry Dock And Special Survey Costs Net
Balance January 1,	$ 2,093
Amortization of special survey costs	(338)	$ (264)
Balance June 30,	$ 1,755